Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accrued payroll	1,030,216	1,077,834	151,810
Tax payables	47,276,768	4,553,304	641,319
Payable to suppliers	52,627,693	109,331,440	15,399,011
Payable to external service providers	55,247,794	26,282,851	3,701,862
Payable to funding partner	84,635,053	79,295,374	11,168,520
Business deposits	7,959,080	6,282,315	884,846
Others	46,898,371	73,012,827	10,283,642
	295,674,975	299,835,945	42,231,010